UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

               Report for the Quarter Ended December 31, 2000.

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [ X ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Blavin & Company, Inc.
Address:       8800 N. Gainey Center Dr., Suite 260, Scottsdale, AZ  85258

13F File Number:    028-05299

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Spalter
Title:  	   President
Phone:         401-453-3510
Signature, Place, and Date of Signing:

  MICHAEL SPALTER               Providence, Rhode Island   May 9, 2001
  ---------------------         ------------------------   ----------------
  Michael Spalter


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           18

Form 13F Information Table Value Total:           $131,951

     Confidential information has been omitted from this public Form 13F and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                              FORM 13F INFORMATION TABLE

                           TITLE                                                                            VOTING AUTHORITY
                            OF                  VALUE     SHARES/    SH/    PUT/   INVSTMT    OTHER    --------------------------
NAME OF ISSUER             CLASS     CUSIP    (X$1,000)   PRN AMT    PRN    CALL   DSCRETN   MANAGERS     SOLE     SHARED   NONE
--------------            -------  ---------  ---------   ---------  ---    ----   -------- ---------  ---------- ------- -------
AVT CORP	COM	  002420107	   1,353     272,400   SH             SOLE                 272,400
ACTUANT CORP              CL A     00508X104      1,078     359,300   SH             SOLE                 359,300
ADAPTEC INC               COM      00651F108      1,076     105,000   SH             SOLE                 105,000
BOCA RESORTS INC          CL A     09688T106     33,930   2,360,350   SH             SOLE               2,360,350
CRONOS GROUP N V          ORD      L20708100      4,928   1,065,500   SH             SOLE               1,065,500
FIDELITY NATL FINL INC    COM      316326107     12,444     336,900   SH             SOLE                 336,900
GENTIVA HEALTH SERVICES   COM      37247A102      2,148     160,600   SH		     SOLE		      160,600
  INC
GLENAYRE TECHNOLOGIES     COM      377899109      2,611     739,500   SH             SOLE                 739,500
  INC
HEARTLAND PARTNERS L P    UT LTD   422357103        996      53,100  PRN             SOLE                  53,100
                          PARTNER
HIGHLANDS INS GROUP INC   COM      431032101      6,238     693,161   SH             SOLE                 693,161
INNKEEPERS USA TR         COM      4576J0104      7,311     660,900   SH             SOLE                 660,900
INNKEEPERS USA TR         PFD CV A 4576J0302      1,502      84,000   SH             SOLE                  84,000
	8.625
LIQUID AUDIO              COM      53631T102      2,639   1,030,000   SH             SOLE               1,030,000
MAXXAM INC                COM      577913106      2,481     163,350   SH             SOLE                 163,350
MEDQUIST INC              COM      584949101      5,853     365,800   SH             SOLE                 365,800
R H DONNELLEY CORP        COM NEW  74955W307     43,935   1,807,100   SH             SOLE               1,807,100
TRENWICK GROUP INC        COM      895290104        653      26,310   SH             SOLE                  26,310
XIRCOM INC                COM      983922105        775      50,000   SH             SOLE                  50,000

